Gains (losses) on disposal of assets not classified as non-current assets held for sale	12 Months Ended
Dec. 31, 2024
Gains Losses On Disposal Of Assets Not Classified As Non-current Assets Held For Sale
Gains (losses) on disposal of assets not classified as non-current assets held for sale

41.	Gains (losses) on disposal of assets not classified as non-current assets held for sale

The breakdown of the balance for this line item is as follows:

Thousand of Reais	2024	2023	2022

Gains	1,854,664	1,038,003	62,951
Tangible and intangible assets	84,633	114,159	62,951
Investments (1)	1,770,031	923,844	-
Losses	(48,481)	(39,595)	(40,596)
Tangible and intangible assets	(48,481)	(33,956)	(40,596)
Investments	-	(5,639)	-
Total	1,806,183	998,408	22,355
(1)

In 2024, this refers to the Partnership operation between Banco Santander (Brasil) S.A. and Pluxee International, as per the terms described in Note 3.d. In 2023, results from the sale of 40% of Webmotors, as per Note 3.l.